ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2022
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

8. ACCOUNTS RECEIVABLE

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Trade receivables	250,139	21,253
Sales tax receivable	728,176	768,981
Other receivables	250,430	23,527
	1,228,745	813,761

Trade receivables relates to amounts receivable from patients for treatments completed at the Clinics and are shown net of an allowance for doubtful accounts of $60,295 as at March 31, 2022 (March 31, 2021 – nil). Other receivables mainly relate to refunds owed to Field Trip for research and development and government credit program.